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Phone:	(212) 885-5205
Fax:	(212) 885-5001
Email:	margaret.murphy@blankrome.com

January 31, 2023

VIA EDGAR CORRESPONDENCE

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Spirit of America Investment Fund, Inc. SEC File Nos. 333-27925/811-08231

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of the Spirit of America Investment Fund, Inc. (the “Company”), the undersigned hereby certifies on behalf of the Company that: (i) the form of prospectus and form of Statement of Additional Information that the Company would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 75 (“PEA No. 75”) to the Company’s Registration Statement on Form N-1A constituting the most recent amendment to the Company’s Registration Statement on Form N-1A relating to the Spirit of America Utilities Fund, a series of the Company; and (ii) the text of PEA No. 75 to the Company’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 27, 2023, and effective as of January 29, 2023, with regard to the Spirit of America Utilities Fund.

Questions may be directed to Margaret M. Murphy at (212) 885-5205.

Very truly yours,

/s/ Margaret M. Murphy

Margaret M. Murphy